Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date	rr_ProspectusDate	Aug. 31, 2015